Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) loan shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total Cash, cash equivalents and Investments	$ 1,092,087,886
Participant loan, current value	5,327,681
EBP, Asset Held for Investment	$ 1,097,415,567
Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
Number of loans | loan	341
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment rate	8.50%
Investment, Identifier [Axis]: Cash and Cash Equivalents|Fidelity STIF
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,388,785
Investment, Identifier [Axis]: Commingled Funds | BTC ACWI Ex-US IMI Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	533,619
Current Value	$ 15,130,501
Investment, Identifier [Axis]: Commingled Funds | BTC Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	2,108,669
Current Value	$ 132,185,729
Investment, Identifier [Axis]: Commingled Funds | BTC Lifepath 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	1,852,596
Current Value	$ 52,715,793
Investment, Identifier [Axis]: Commingled Funds | BTC Lifepath 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	2,222,616
Current Value	$ 71,190,376
Investment, Identifier [Axis]: Commingled Funds | BTC Lifepath 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	2,198,060
Current Value	$ 78,252,270
Investment, Identifier [Axis]: Commingled Funds | BTC Lifepath 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	2,142,153
Current Value	$ 83,394,446
Investment, Identifier [Axis]: Commingled Funds | BTC Lifepath 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	2,334,375
Current Value	$ 97,087,137
Investment, Identifier [Axis]: Commingled Funds | BTC Lifepath 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	1,575,211
Current Value	$ 67,685,240
Investment, Identifier [Axis]: Commingled Funds | BTC Lifepath 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	508,559
Current Value	$ 14,864,672
Investment, Identifier [Axis]: Commingled Funds | BTC Lifepath 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	370,123
Current Value	$ 7,392,656
Investment, Identifier [Axis]: Commingled Funds | BTC Lifepath Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	1,034,185
Current Value	$ 22,171,476
Investment, Identifier [Axis]: Commingled Funds | BTC Russell 2500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	1,296,730
Current Value	$ 50,413,615
Investment, Identifier [Axis]: Commingled Funds | BTC US Debt Index NL Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	318,832
Current Value	$ 4,062,241
Investment, Identifier [Axis]: Commingled Funds | Boston Trust SMID Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	190,777
Current Value	$ 2,640,360
Investment, Identifier [Axis]: Commingled Funds | Eaton Vance Collective Investment Trust High Yield Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	1,227,836
Current Value	$ 13,015,059
Investment, Identifier [Axis]: Commingled Funds | Fidelity Growth Company Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 215,197,810
Investment, Identifier [Axis]: Commingled Funds | LS Core Plus Trust Fund Class B
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	1,230,937
Current Value	$ 16,531,468
Investment, Identifier [Axis]: Commingled Funds | MFS Institutional International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	1,455,917
Current Value	$ 33,209,471
Investment, Identifier [Axis]: Common Stock| Hasbro Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,889,550
Investment, Identifier [Axis]: Mutual Fund | Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares invested (in shares) | shares	3,324,128
Current Value	$ 55,147,288
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts (JP Morgan Stable Asset Fund) | Pacific Life Insurance Company | Synthetic Guaranteed Investment Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,380,906
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts (JP Morgan Stable Asset Fund) | Transamerica Premier Life Insurance Company | Synthetic Guaranteed Investment Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,366,226
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts (JP Morgan Stable Asset Fund) | Voya Retirement Insurance and Annuity Company | Synthetic Guaranteed Investment Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,387,050
Investment, Identifier [Axis]: Synthetic Guaranteed Investment Contracts (JP Morgan Stable Asset Fund)| Metropolitan Life Insurance Company | Synthetic Guaranteed Investment Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,387,761